STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NY 10038-4982

September 29, 2006

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Spectra Fund Post-Effective Amendment No. 16 to Registration Statement on Form N-1A (Registration Nos: 811-1743; 33-98102)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the "Fund"), transmitted for filing pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the "1933 Act"), is Post-Effective Amendment No. 16 (the "Amendment") to the Fund's Registration Statement on Form N-1A (the "Registration Statement"). The Amendment is being filed in order to add a new series to the Fund, Spectra Green Fund (the "Green Fund").

It is currently contemplated that before the Green Fund commences operations, it will participate in a tax-free reorganization with Alger Green Institutional Fund, a corresponding series of The Alger Institutional Funds (the "Predecessor Fund"). If the reorganization is approved by shareholders of the Predecessor Fund, it is currently contemplated that the reorganization will occur on or about January 12, 2007. The Green Fund is being established solely for the purpose of effecting the Predecessor Fund's reorganization, and will carry on the business of the Predecessor Fund and inherit its performance and financial records. It is expected that the prospectus/proxy statement on Form N-14 will be filed with the Securities and Exchange Commission (the "SEC") on or about October 30, 2006, and mailed to shareholders of the Predecessor Fund on or about December 6, 2006.

The Green Fund and Predecessor Fund have identical investment objectives and investment strategies. The funds seek long-term capital appreciation. Under normal circumstances, each fund invests at least 80% of its net assets in equity securities of companies of any size that, in the opinion of the fund's investment adviser, Fred Alger Management, Inc., conduct their business in an environmentally sustainable manner, while demonstrating promising growth potential. The funds seek to invest in companies that have developed or are developing or marketing products or services that address human needs without undermining nature's ability to support our economy into the future.

Each of the investment policies and strategies of the Green Fund are those that may be employed by the Predecessor Fund. Disclosure regarding such investments and strategies is the same as the existing disclosure for the Predecessor Fund, which has previously been reviewed by the staff (the "Staff") of the SEC. The distribution of Class N shares of the Green Fund and the process for determination of net asset value will be identical to that of the Fund.

The investment policies and operations of the Green Fund do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Amendment. Consequently, on behalf of the Fund, we request that the Amendment be given selective review by the Staff.

The Fund intends to seek acceleration of the effective date of the Amendment to November 28, 2006, due to timing-related issues resulting from a larger reorganization and rationalization project involving all of the Alger-affiliated funds. The Fund will file a further post-effective amendment pursuant to Rule 485(b) under the 1933 Act prior to that date in order to update financial and other information, to respond to any comments the Staff may have on the Green Fund and to file any outstanding exhibits.

Please telephone the undersigned at 212.806.6443, or Gary L. Granik of this office at 212.806.5790, if you have any questions.

Very truly yours,

/s/ Nicole Runyan

Nicole Runyan

cc:   Gary L. Granik